Per Share Amounts (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Net Earnings (Loss) ($ millions)	(194)	187	(2,226)	2,081

Basic – Weighted Average Number of Shares (millions)	1,228.9	1,228.8	1,228.9	1,228.8
Dilutive Effect of Cenovus NSRs (1) (millions)	-	0.6	-	0.5
Diluted – Weighted Average Number of Shares (millions)	1,228.9	1,229.4	1,228.9	1,229.3

Net Earnings (Loss) Per Share - Basic and Diluted ($)	(0.16)	0.15	(1.81)	1.69
(1)	Net settlement rights (“NSRs”).